DISPOSALS AND DISCONTINUED OPERATIONS - Divestiture of India Operations - Gain On Disposal (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 17, 2026	Jun. 30, 2026	Jun. 30, 2026	Apr. 06, 2026	Dec. 31, 2025
DISPOSALS AND DISCONTINUED OPERATIONS
Fair value of consideration received - 160,000,000 Blue Cloud equity shares					$ 0
Gain on disposal of discontinued operation		$ 19,053,911	$ 19,053,911
Discontinued operations
DISPOSALS AND DISCONTINUED OPERATIONS
Fair value of consideration received - 160,000,000 Blue Cloud equity shares	$ 31,413,579	31,400,000	31,400,000	$ 31,413,579
Carrying amount of noncontrolling interests derecognized	1,548,970
Less: carrying amount of net assets of GIX derecognized (including amounts recognized in accumulated other comprehensive loss)	13,908,638
Gain on disposal of discontinued operation	$ 19,053,911	$ 19,053,911	$ 19,053,911